CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase of capital expenditures in accounts payable	$ 31	$ 16	$ 14
Stock-based compensation	$ 26	$ 22	$ 24